Related Party Transactions (Details) - Schedule of Allowance for Credit Loss Activity - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Loss Activity [Abstract]
Beginning balance	$ 2,087
Credit loss expense	$ 12	$ 254	5,965
Balance deconsolidated with FCG			(3,878)
Ending balance			$ 2,087